Employee Future Benefits - Defined Benefit Obligation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	CAD 230
Current service cost	10	CAD 11	CAD 11
Actuarial gain arising from demographic assumptions	6	(8)
Defined benefit obligation, ending of period	247	230
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	663	678
Current service cost	10	11
Interest cost	24	25	25
Benefits paid	(55)	(46)
Actuarial gain arising from demographic assumptions	5	(5)
Actuarial loss arising from financial assumptions	29	2
Actuarial gain (loss) arising from experience adjustments	2	0
Effect of translation on US plans	(3)	(2)
Defined benefit obligation, ending of period	675	663	678
Registered
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	131
Current service cost	7	7	7
Defined benefit obligation, ending of period	145	131
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	554	566
Current service cost	7	7
Interest cost	20	21	21
Benefits paid	(51)	(40)
Actuarial gain arising from demographic assumptions	4	(1)
Actuarial loss arising from financial assumptions	26	2
Actuarial gain (loss) arising from experience adjustments	3	0
Effect of translation on US plans	(2)	(1)
Defined benefit obligation, ending of period	561	554	566
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	72
Current service cost	2	2	2
Defined benefit obligation, ending of period	75	72
Supplemental | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	82	80
Current service cost	2	2
Interest cost	3	3	3
Benefits paid	(4)	(5)
Actuarial gain arising from demographic assumptions	1	0
Actuarial loss arising from financial assumptions	3	0
Actuarial gain (loss) arising from experience adjustments	0	2
Effect of translation on US plans	0	0
Defined benefit obligation, ending of period	87	82	80
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	27
Current service cost	1	2	2
Defined benefit obligation, ending of period	27	27
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	27	32
Current service cost	1	2
Interest cost	1	1	1
Benefits paid	0	(1)
Actuarial gain arising from demographic assumptions	0	(4)
Actuarial loss arising from financial assumptions	0	0
Actuarial gain (loss) arising from experience adjustments	(1)	(2)
Effect of translation on US plans	(1)	(1)
Defined benefit obligation, ending of period	CAD 27	CAD 27	CAD 32